Equity Financing Transactions of the Daughter Companies - Summary of Proceeds Received from Financial Transactions (Detail) - USD ($)	1 Months Ended	12 Months Ended
	Jun. 30, 2016	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Subsidiary, Sale of Stock [Line Items]
Net cash proceeds		$ 172,930,000	$ 327,419,000	$ 575,368,000
Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		2,900,000	1,300,000
Gross proceeds received			$ 50,000,000.0
Offering Expenses		$ (400,000)
Net cash proceeds		$ 25,600,000	$ 9,300,000
Teekay Tankers | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		3,800,000	3,020,000	13,391,100
Gross proceeds received		$ 8,826,000	$ 7,747,000	$ 94,595,000
Less: Teekay Corporation Portion		0	0	0
Offering Expenses		(305,000)	(189,000)	(2,155,000)
Net cash proceeds		$ 8,521,000	$ 7,558,000	$ 92,440,000
Teekay Tankers | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		2,155,172		13,310,158
Gross proceeds received		$ 5,000,000		$ 109,907,000
Less: Teekay Corporation Portion		(5,000,000)		0
Offering Expenses		0		0
Net cash proceeds		$ 0		$ 109,907,000
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		13,775,224
Gross proceeds received		$ 25,897,000
Less: Teekay Corporation Portion		(25,897,000)
Offering Expenses		0
Net cash proceeds		$ 0
Teekay Tankers | Direct Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		88,977,544
Gross proceeds received		$ 151,262,000
Less: Teekay Corporation Portion		(14,025,000)
Offering Expenses		0
Net cash proceeds		$ 137,237,000
Teekay Tankers | Public Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				3,000,000
Gross proceeds received				$ 13,716,000
Less: Teekay Corporation Portion				0
Offering Expenses				(31,000)
Net cash proceeds				$ 13,685,000
Teekay Offshore | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			5,525,310	211,077
Gross proceeds received			$ 31,819,000	$ 3,551,000
Less: Teekay Corporation Portion			(636,000)	(71,000)
Offering Expenses			(792,000)	(66,000)
Net cash proceeds			30,391,000	$ 3,414,000
Teekay Offshore | Private Equity Placement
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		6,521,518
Gross proceeds received		$ 29,817,000	24,874,000
Less: Teekay Corporation Portion		(17,160,000)	(13,167,000)
Offering Expenses		(212,000)	0
Net cash proceeds		$ 12,445,000	11,707,000
Teekay Offshore | Preferred D Offering
Subsidiary, Sale of Stock [Line Items]
Gross proceeds received			100,000,000
Less: Teekay Corporation Portion	$ (26,000,000)		(26,000,000)
Offering Expenses			(2,750,000)
Net cash proceeds	$ 71,300,000		$ 71,250,000
Teekay Offshore | Common Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units			21,978,022
Gross proceeds received			$ 102,041,000
Less: Teekay Corporation Portion			(2,041,000)
Offering Expenses			(2,550,000)
Net cash proceeds			$ 97,450,000
Teekay Offshore | Preferred B Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				5,000,000
Gross proceeds received				$ 125,000,000
Less: Teekay Corporation Portion				0
Offering Expenses				(4,210,000)
Net cash proceeds				$ 120,790,000
Teekay Offshore | Preferred C Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				10,400,000
Gross proceeds received				$ 250,000,000
Less: Teekay Corporation Portion				0
Offering Expenses				(250,000)
Net cash proceeds				$ 249,750,000
Teekay LNG | Continuous Offering Program
Subsidiary, Sale of Stock [Line Items]
Number of shares / units				1,173,428
Gross proceeds received				$ 36,274,000
Less: Teekay Corporation Portion				(725,000)
Offering Expenses				(900,000)
Net cash proceeds				$ 34,649,000
Teekay LNG | Preferred Units Offering
Subsidiary, Sale of Stock [Line Items]
Number of shares / units		6,800,000	5,000,000
Gross proceeds received		$ 170,000,000	$ 125,000,000
Less: Teekay Corporation Portion		0	0
Offering Expenses		(5,589,000)	(4,293,000)
Net cash proceeds		$ 164,411,000	$ 120,707,000